Statement of Stockholders' Equity - CAD ($)	Issued capital [1]	Share premium	Reserve of share-based payments	Retained earnings	Total
Equity at beginning of period at Dec. 31, 2023	$ 50,156,064	$ 66,493,689	$ 7,297,006	$ (47,843,835)	$ 25,946,860
Issue of equity	1,670,000	6,012,000	0	0	6,012,000
Share issue related cost	0	(135,539)	0	0	(135,539)
Exercise of Options	2,815,450	3,991,676	0	0	3,991,676
Increase (decrease) through share-based payment transactions, equity	0	0	607,048	0	607,048
Comprehensive income	0	0	0	(12,682,632)	(12,682,632)
Equity at end of period at Dec. 31, 2024	54,641,514	79,605,844	4,660,036	(60,526,467)	23,739,413
Issue of equity	12,122,002	40,002,600	0	0	40,002,600
Share issue related cost	0	(3,482,903)	877,484	0	(2,605,419)
Exercise of Options	34,092	156,378	(43,874)	0	112,504
Fair value of share options exercised from share-based payments reserve	0	3,244,018	(3,244,018)	0	0
Increase (decrease) through share-based payment transactions, equity	0	0	815,478	0	815,478
Comprehensive income	0	0	0	(9,959,278)	(9,959,278)
Equity at end of period at Dec. 31, 2025	$ 66,797,608	$ 116,281,919	$ 6,309,124	$ (70,485,745)	$ 52,105,298

[1]	1.NATURE OF OPERATIONS